10. SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
10. SUBSEQUENT EVENT

Note 10. SUBSEQUENT EVENT

As filed on Form 8-K on February 28, 2013, on February 22, 2013, the Company entered into a Stock Purchase Agreement with all of the stockholders  (“Stockholders”) of Miami Ice Machine Company, Inc. (“Mimco”) whereby the Company purchased all of the outstanding shares of Mimco from the Stockholders, making Mimco a wholly-owned subsidiary of the Company.  Pursuant to the Agreement, the Company shall issue to the Stockholders a total of $880,000 of restricted Company common stock in exchange for all Mimco shares.  If, at any time during the two year period from the closing date of February 22, 2013, the average closing price of Company common stock as listed on the OTCBB falls lower than twenty percent  (20%) of the share valuation of $0.05 for at least twenty consecutive days, then the Company shall promptly issue to the Stockholders that number of additional shares such that the Shareholders receive a total amount of shares (including those originally issued at the February 22, 2013 closing) that equal the $880,000 purchase price.  Further, the Stockholders are entitled to an additional $280,000 of Company securities if, for either the year ending 2013 or the year 2014, the annual revenues of the Mimco business in the South Florida territory (defined as Dade, Broward, Palm Beach, Martin, Monroe, Collier and Lee counties, and the Caribbean islands excluding any Central American or South American sovereign nations), exceeds $1,000,000 in revenue.  The Agreement includes customary representations, warranties and covenants.